Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Contract Amount [Abstract]
Commitments to Extend Credit	$ 65,688,000	$ 64,147,000
Standby Letters of Credit	$ 1,411,000	$ 1,141,000
Expiration period of letter of credit issued	1 year